14. INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Valuation allowance	$ 2,269,000	$ 1,217,000
Income tax penalty expense	$ 22,000	$ 0